Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000127228 | Americas
Holdings [Line Items]
Percent of Total Investments	85.81%
C000127228 | EMEA
Holdings [Line Items]
Percent of Total Investments	14.19%
C000127228 | Financials
Holdings [Line Items]
Percent of Total Investments	23.65%
C000127228 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	20.15%
C000127228 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	18.14%
C000127228 | Technology
Holdings [Line Items]
Percent of Total Investments	13.97%
C000127228 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.46%
C000127228 | Funds
Holdings [Line Items]
Percent of Total Investments	4.81%
C000127228 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.78%
C000127228 | Materials
Holdings [Line Items]
Percent of Total Investments	2.43%
C000127228 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	0.61%
C000115401 | Americas
Holdings [Line Items]
Percent of Total Investments	85.81%
C000115401 | EMEA
Holdings [Line Items]
Percent of Total Investments	14.19%
C000115401 | Financials
Holdings [Line Items]
Percent of Total Investments	23.65%
C000115401 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	20.15%
C000115401 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	18.14%
C000115401 | Technology
Holdings [Line Items]
Percent of Total Investments	13.97%
C000115401 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.46%
C000115401 | Funds
Holdings [Line Items]
Percent of Total Investments	4.81%
C000115401 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.78%
C000115401 | Materials
Holdings [Line Items]
Percent of Total Investments	2.43%
C000115401 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	0.61%
C000017638 | Americas
Holdings [Line Items]
Percent of Total Investments	85.81%
C000017638 | EMEA
Holdings [Line Items]
Percent of Total Investments	14.19%
C000017638 | Financials
Holdings [Line Items]
Percent of Total Investments	23.65%
C000017638 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	20.15%
C000017638 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	18.14%
C000017638 | Technology
Holdings [Line Items]
Percent of Total Investments	13.97%
C000017638 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.46%
C000017638 | Funds
Holdings [Line Items]
Percent of Total Investments	4.81%
C000017638 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.78%
C000017638 | Materials
Holdings [Line Items]
Percent of Total Investments	2.43%
C000017638 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	0.61%
C000017637 | Americas
Holdings [Line Items]
Percent of Total Investments	85.81%
C000017637 | EMEA
Holdings [Line Items]
Percent of Total Investments	14.19%
C000017637 | Financials
Holdings [Line Items]
Percent of Total Investments	23.65%
C000017637 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	20.15%
C000017637 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	18.14%
C000017637 | Technology
Holdings [Line Items]
Percent of Total Investments	13.97%
C000017637 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.46%
C000017637 | Funds
Holdings [Line Items]
Percent of Total Investments	4.81%
C000017637 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.78%
C000017637 | Materials
Holdings [Line Items]
Percent of Total Investments	2.43%
C000017637 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	0.61%
C000127230 | AAA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000127230 | AA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000127230 | A
Holdings [Line Items]
Percent of Total Investments	0.00%
C000127230 | BBB
Holdings [Line Items]
Percent of Total Investments	0.00%
C000127230 | BB
Holdings [Line Items]
Percent of Total Investments	30.72%
C000127230 | B
Holdings [Line Items]
Percent of Total Investments	23.28%
C000127230 | Below B
Holdings [Line Items]
Percent of Total Investments	6.84%
C000127230 | Not Rated
Holdings [Line Items]
Percent of Total Investments	39.16%
C000127230 | Financials
Holdings [Line Items]
Percent of Total Investments	3.42%
C000127230 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	17.47%
C000127230 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	22.27%
C000127230 | Technology
Holdings [Line Items]
Percent of Total Investments	22.97%
C000127230 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.54%
C000127230 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.11%
C000127230 | Materials
Holdings [Line Items]
Percent of Total Investments	1.35%
C000127230 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	5.87%
C000120978 | AAA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120978 | AA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120978 | A
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120978 | BBB
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120978 | BB
Holdings [Line Items]
Percent of Total Investments	30.72%
C000120978 | B
Holdings [Line Items]
Percent of Total Investments	23.28%
C000120978 | Below B
Holdings [Line Items]
Percent of Total Investments	6.84%
C000120978 | Not Rated
Holdings [Line Items]
Percent of Total Investments	39.16%
C000120978 | Financials
Holdings [Line Items]
Percent of Total Investments	3.42%
C000120978 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	17.47%
C000120978 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	22.27%
C000120978 | Technology
Holdings [Line Items]
Percent of Total Investments	22.97%
C000120978 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.54%
C000120978 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.11%
C000120978 | Materials
Holdings [Line Items]
Percent of Total Investments	1.35%
C000120978 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	5.87%
C000120977 | AAA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120977 | AA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120977 | A
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120977 | BBB
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120977 | BB
Holdings [Line Items]
Percent of Total Investments	30.72%
C000120977 | B
Holdings [Line Items]
Percent of Total Investments	23.28%
C000120977 | Below B
Holdings [Line Items]
Percent of Total Investments	6.84%
C000120977 | Not Rated
Holdings [Line Items]
Percent of Total Investments	39.16%
C000120977 | Financials
Holdings [Line Items]
Percent of Total Investments	3.42%
C000120977 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	17.47%
C000120977 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	22.27%
C000120977 | Technology
Holdings [Line Items]
Percent of Total Investments	22.97%
C000120977 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.54%
C000120977 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.11%
C000120977 | Materials
Holdings [Line Items]
Percent of Total Investments	1.35%
C000120977 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	5.87%
C000127229 | Americas
Holdings [Line Items]
Percent of Total Investments	88.16%
C000127229 | EMEA
Holdings [Line Items]
Percent of Total Investments	11.84%
C000127229 | Financials
Holdings [Line Items]
Percent of Total Investments	15.31%
C000127229 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	22.62%
C000127229 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	25.52%
C000127229 | Technology
Holdings [Line Items]
Percent of Total Investments	15.60%
C000127229 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.27%
C000127229 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.51%
C000127229 | Materials
Holdings [Line Items]
Percent of Total Investments	1.12%
C000127229 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	4.05%
C000092485 | Americas
Holdings [Line Items]
Percent of Total Investments	88.16%
C000092485 | EMEA
Holdings [Line Items]
Percent of Total Investments	11.84%
C000092485 | Financials
Holdings [Line Items]
Percent of Total Investments	15.31%
C000092485 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	22.62%
C000092485 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	25.52%
C000092485 | Technology
Holdings [Line Items]
Percent of Total Investments	15.60%
C000092485 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.27%
C000092485 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.51%
C000092485 | Materials
Holdings [Line Items]
Percent of Total Investments	1.12%
C000092485 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	4.05%
C000092484 | Americas
Holdings [Line Items]
Percent of Total Investments	88.16%
C000092484 | EMEA
Holdings [Line Items]
Percent of Total Investments	11.84%
C000092484 | Financials
Holdings [Line Items]
Percent of Total Investments	15.31%
C000092484 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	22.62%
C000092484 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	25.52%
C000092484 | Technology
Holdings [Line Items]
Percent of Total Investments	15.60%
C000092484 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.27%
C000092484 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.51%
C000092484 | Materials
Holdings [Line Items]
Percent of Total Investments	1.12%
C000092484 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	4.05%